Consolidating Condensed Financial Information (Tables)	12 Months Ended
Apr. 24, 2016
Consolidating Condensed Financial Information
Schedule of consolidating condensed balance sheets

	As of April 24, 2016
	Isle of Capri			Consolidating
	Casinos, Inc.		Non-	and	Isle of Capri
	(Parent	Guarantor	Guarantor	Eliminating	Casinos, Inc.
	Obligor)	Subsidiaries	Subsidiaries	Entries	Consolidated
Balance Sheet
Current assets	$10,575	$76,646	$25,804	$(130)	$112,895
Intercompany receivables	424,693	—	—	(424,693)	—
Investments in subsidiaries	586,569	3,358	—	(589,927)	—
Property and equipment, net	3,650	782,636	24,164	—	810,450
Other assets	4,205	258,204	26,974	(18,504)	270,879

Total assets	$1,029,692	$1,120,844	$76,942	$(1,033,254)	$1,194,224

Current liabilities	$35,862	$77,128	$24,687	$(130)	$137,547
Intercompany payables	—	371,104	53,589	(424,693)	—
Long-term debt, less current maturities and net deferred financing costs	911,688	—	—	—	911,688
Other accrued liabilities	6,524	74,267	7,084	(18,504)	69,371
Stockholders’ equity	75,618	598,345	(8,418)	(589,927)	75,618

Total liabilities and stockholders’ equity	$1,029,692	$1,120,844	$76,942	$(1,033,254)	$1,194,224

	As of April 26, 2015
	Isle of Capri			Consolidating
	Casinos, Inc.		Non-	and	Isle of Capri
	(Parent	Guarantor	Guarantor	Eliminating	Casinos, Inc.
	Obligor)	Subsidiaries	Subsidiaries	Entries	Consolidated
Balance Sheet
Current assets	$14,582	$79,118	$26,157	$(185)	$119,672
Intercompany receivables	433,527	—	—	(433,527)	—
Investments in subsidiaries	573,258	3,358	—	(576,616)	—
Property and equipment, net	4,844	773,625	27,896	—	806,365
Other assets	18,790	256,588	22,123	(9,203)	288,298

Total assets	$1,045,001	$1,112,689	$76,176	$(1,019,531)	$1,214,335

Current liabilities	$36,304	$71,723	$25,769	$(185)	$133,611
Intercompany payables	—	425,267	8,260	(433,527)	—
Long-term debt, less current maturities and net deferred financing costs	979,223	—	62	—	979,285
Other accrued liabilities	6,012	73,982	7,186	(9,203)	77,977
Stockholders’ equity	23,462	541,717	34,899	(576,616)	23,462

Total liabilities and stockholders’ equity	$1,045,001	$1,112,689	$76,176	$(1,019,531)	$1,214,335

Schedule of consolidating condensed statements of operations

	For the Fiscal Year Ended April 24, 2016
	Isle of Capri			Consolidating
	Casinos, Inc.		Non-	and	Isle of Capri
	(Parent	Guarantor	Guarantor	Eliminating	Casinos, Inc.
	Obligor)	Subsidiaries	Subsidiaries	Entries	Consolidated
Statement of Operations
Revenues:
Casino	$—	$828,648	$41,079	$—	$869,727
Rooms, food, beverage, pari-mutuel and other	77	128,289	12,039	(7,888)	132,517
Management fee revenue	29,403	—	—	(29,403)	—

Gross revenues	29,480	956,937	53,118	(37,291)	1,002,244
Less promotional allowances	—	(161,597)	(8,911)	—	(170,508)

Net revenues	29,480	795,340	44,207	(37,291)	831,736

Operating expenses:
Casino	—	117,175	6,950	—	124,125
Gaming taxes	—	204,677	16,511	—	221,188
Rooms, food, beverage, pari-mutuel and other	30,811	261,377	19,596	(7,888)	303,896
Management fee expense	—	28,203	1,200	(29,403)	—
Depreciation and amortization	1,742	63,429	4,290	—	69,461

Total operating expenses	32,553	674,861	48,547	(37,291)	718,670

Operating income (loss)	(3,073)	120,479	(4,340)	—	113,066
Interest expense, net	(30,499)	(35,284)	(1,934)	—	(67,717)
Loss on early extinguishment of debt	(2,966)	—	—	—	(2,966)
Equity in income (loss) of subsidiaries	51,226	(1,067)	—	(50,159)	—

Income (loss) from continuing operations
before income taxes	14,688	84,128	(6,274)	(50,159)	42,383
Income tax (provision) benefit	23,517	(31,028)	3,333	—	(4,178)

Income (loss) from continuining operations	38,205	53,100	(2,941)	(50,159)	38,205
Income (loss) of discontinued operations	7,999	3,124	—	(3,124)	7,999

Net income (loss)	$46,204	$56,224	$(2,941)	$(53,283)	$46,204

	For the Fiscal Year Ended April 26, 2015
	Isle of Capri			Consolidating
	Casinos, Inc.		Non-	and	Isle of Capri
	(Parent	Guarantor	Guarantor	Eliminating	Casinos, Inc.
	Obligor)	Subsidiaries	Subsidiaries	Entries	Consolidated
Statement of Operations
Revenues:
Casino	$—	$824,721	$41,456	$—	$866,177
Rooms, food, beverage, pari-mutuel and other	91	132,169	12,942	(8,885)	136,317
Management fee revenue	29,224	—	—	(29,224)	—

Gross revenues	29,315	956,890	54,398	(38,109)	1,002,494
Less promotional allowances	—	(168,919)	(10,737)	—	(179,656)

Net revenues	29,315	787,971	43,661	(38,109)	822,838

Operating expenses:
Casino	—	120,133	6,769	—	126,902
Gaming taxes	—	203,974	15,967	—	219,941
Rooms, food, beverage, pari-mutuel and other	33,520	265,919	18,091	(8,885)	308,645
Valuation charges	—	—	9,000	—	9,000
Management fee expense	—	28,024	1,200	(29,224)	—
Depreciation and amortization	1,990	57,687	5,464	—	65,141

Total operating expenses	35,510	675,737	56,491	(38,109)	729,629

Operating income (loss)	(6,195)	112,234	(12,830)	—	93,209
Interest expense, net	(43,775)	(37,850)	(2,122)	—	(83,747)
Loss on early extinguishment of debt	(13,757)	—	—	—	(13,757)
Equity in income (loss) of subsidiaries	36,267	(3,986)	—	(32,281)	—

Income (loss) from continuing operations
before income taxes	(27,460)	70,398	(14,952)	(32,281)	(4,295)
Income tax (provision) benefit	22,692	(29,418)	6,253	—	(473)

Income (loss) from continuining operations	(4,768)	40,980	(8,699)	(32,281)	(4,768)
Income (loss) of discontinued operations	9,945	8,534	—	(8,534)	9,945

Net income (loss)	$5,177	$49,514	$(8,699)	$(40,815)	$5,177

	For the Fiscal Year Ended April 27, 2014
	Isle of Capri			Consolidating
	Casinos, Inc.		Non-	and	Isle of Capri
	(Parent	Guarantor	Guarantor	Eliminating	Casinos, Inc.
	Obligor)	Subsidiaries	Subsidiaries	Entries	Consolidated
Statement of Operations
Revenues:
Casino	$—	$790,572	$26,704	$—	$817,276
Rooms, food, beverage, pari-mutuel and other	688	130,002	12,237	(9,185)	133,742
Management fee revenue	27,360	—	—	(27,360)	—

Gross revenues	28,048	920,574	38,941	(36,545)	951,018
Less promotional allowances	—	(165,366)	(6,156)	—	(171,522)

Net revenues	28,048	755,208	32,785	(36,545)	779,496

Operating expenses:
Casino	—	117,954	5,748	—	123,702
Gaming taxes	—	195,692	10,668	—	206,360
Rooms, food, beverage, pari-mutuel and other	31,737	264,454	21,263	(9,185)	308,269
Valuation charges	—	101,000	26,353	—	127,353
Litigation accrual reversals	(1,979)	—	(7,351)	—	(9,330)
Management fee expense	—	26,552	808	(27,360)	—
Depreciation and amortization	1,709	58,814	5,443	—	65,966

Total operating expenses	31,467	764,466	62,932	(36,545)	822,320

Operating income (loss)	(3,419)	(9,258)	(30,147)	—	(42,824)
Interest expense, net	(45,829)	(38,782)	3,616	—	(80,995)
Derivative income	398	—	—	—	398
Equity in income (loss) of subsidiaries	(88,404)	19,940	—	68,464	—

Income (loss) from continuing operations
before income taxes	(137,254)	(28,100)	(26,531)	68,464	(123,421)
Income tax (provision) benefit	31,899	(22,018)	8,185	—	18,066

Income (loss) from continuining operations	(105,355)	(50,118)	(18,346)	68,464	(105,355)
Income (loss) of discontinued operations	(22,331)	(50,626)	916	49,710	(22,331)

Net income (loss)	$(127,686)	$(100,744)	$(17,430)	$118,174	$(127,686)

Schedule of consolidating condensed statements of cash flows

	For the Fiscal Year Ended April 24, 2016
	Isle of Capri			Consolidating
	Casinos, Inc.		Non-	and	Isle of Capri
	(Parent	Guarantor	Guarantor	Eliminating	Casinos, Inc.
	Obligor)	Subsidiaries	Subsidiaries	Entries	Consolidated
Statement of Cash Flows
Net cash provided by (used in) operating activities	$22,702	$116,648	$(3,438)	$—	$135,912

Investing Activities:
Purchase of property and equipment	(376)	(69,247)	(639)	—	(70,262)
Proceeds from sales of assets	—	11,496	—	—	11,496
Restricted cash and investments	—	—	(425)	—	(425)
Parent company investment in subsidiaries	49,242	—	—	(49,242)	—

Net cash provided by (used in) investing activities	48,866	(57,751)	(1,064)	(49,242)	(59,191)

Financing Activities:
Net repayments on line of credit	(7,500)	—	—	—	(7,500)
Principal repayments on long-term debt	(62,241)	—	(158)	—	(62,399)
Premium payments on long-term debt	(2,409)	—	—	—	(2,409)
Payment of deferred financing costs	(209)	—	—	—	(209)
Proceeds from exercise of stock options	869	—	—	—	869
Net proceeds from (payments to) related parties	—	(54,164)	4,922	49,242	—
Payment of other long-term obligation	—	(9,384)	—	—	(9,384)

Net cash provided by (used in) financing activities	(71,490)	(63,548)	4,764	49,242	(81,032)

Net decrease in cash and cash equivalents	78	(4,651)	262	—	(4,311)
Cash and cash equivalents at beginning of period	5,077	53,033	8,327	—	66,437

Cash and cash equivalents at end of the period	$5,155	$48,382	$8,589	$—	$62,126

	For the Fiscal Year Ended April 26, 2015
	Isle of Capri			Consolidating
	Casinos, Inc.		Non-	and	Isle of Capri
	(Parent	Guarantor	Guarantor	Eliminating	Casinos, Inc.
	Obligor)	Subsidiaries	Subsidiaries	Entries	Consolidated
Statement of Cash Flows
Net cash provided by (used in) operating activities	$(14,187)	$128,904	$10,851	$—	$125,568

Investing Activities:
Purchase of property and equipment	(105)	(41,017)	(564)	—	(41,686)
Proceeds from sales of assets	—	73	—	—	73
Payments towards gaming license	—	—	—	—	—
Restricted cash and investments	—	—	340	—	340
Parent company investment in subsidiaries	100,844	—	—	(100,844)	—

Net cash provided by (used in) investing activities	100,739	(40,944)	(224)	(100,844)	(41,273)

Financing Activities:
Proceeds from long-term debt borrowings	153,000	—	—	—	153,000
Net borrowings on line of credit	10,300	—	—	—	10,300
Principal repayments on long-term debt	(237,899)	—	(162)	—	(238,061)
Premium payments on long-term debt	(10,465)	—	—	—	(10,465)
Payment of deferred financing costs	(2,536)	—	—	—	(2,536)
Proceeds from exercise of stock options	74	—	—	—	74
Net proceeds from (payments to) related parties	—	(88,714)	(12,130)	100,844	—

Net cash provided by (used in) financing activities	(87,526)	(88,714)	(12,292)	100,844	(87,688)

Net decrease in cash and cash equivalents	(974)	(754)	(1,665)	—	(3,393)
Cash and cash equivalents at beginning of period	6,051	53,787	9,992	—	69,830

Cash and cash equivalents at end of the period	$5,077	$53,033	$8,327	$—	$66,437

	For the Fiscal Year Ended April 27, 2014
	Isle of Capri			Consolidating
	Casinos, Inc.		Non-	and	Isle of Capri
	(Parent	Guarantor	Guarantor	Eliminating	Casinos, Inc.
	Obligor)	Subsidiaries	Subsidiaries	Entries	Consolidated
Statement of Cash Flows
Net cash provided by (used in) operating activities	$5,431	$103,025	$(21,707)	$—	$86,749

Investing Activities:
Purchase of property and equipment	(580)	(19,063)	(18,506)	—	(38,149)
Proceeds from sales of assets	—	32	49,849	—	49,881
Payments towards gaming license	—	—	(7,500)	—	(7,500)
Restricted cash and investments	—	—	1,879	—	1,879
Parent company investment in subsidiaries	85,222	—	—	(85,222)	—

Net cash provided by (used in) investing activities	84,642	(19,031)	25,722	(85,222)	6,111

Financing Activities:
Net repayments on line of credit	(90,200)	—	—	—	(90,200)
Principal payments on debt	(63)	—	(563)	—	(626)
Payments of deferred financing costs	(673)	—	—	—	(673)
Net proceeds from (payments to) related parties	—	(84,819)	(403)	85,222	—

Net cash provided by (used in) financing activities	(90,936)	(84,819)	(966)	85,222	(91,499)

Net increase (decrease) in cash and cash equivalents	(863)	(825)	3,049	—	1,361
Cash and cash equivalents at beginning of period	6,914	54,612	6,943	—	68,469

Cash and cash equivalents at end of the period	$6,051	$53,787	$9,992	$—	$69,830